Finance Income and Expense - Additional Information (Detail) € in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 USD ($)	Aug. 31, 2017 USD ($)	Jan. 23, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)
Disclosure Of Deferred Tax Assets Notional Interest [line Items]
Net loss on foreign exchange | €		€ 19,449	€ 409
Foreign currency denominated cash and cash equivalent accounts and investment | $				$ 98.0			$ 49.4
Revaluation of derivative | €		10,700
Prepaid share issue related costs		200					$ 1.5	€ 800
Incyte Corporation [member]
Disclosure Of Deferred Tax Assets Notional Interest [line Items]
Increase in cash, cash equivalents and investments | $	$ 200.0
Short-term investments with a one month maturity | $				$ 200.0
Amount of investment converted to other currency | $					$ 50.3
Net loss on foreign exchange | €		€ 4,400
Prepaid share issue related costs | €						€ 200